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              WARBURG, PINCUS MANAGED EAFE(R) COUNTRIES FUND, INC.


         I, the undersigned, a duly elected officer of Warburg, Pincus Managed EAFE(R) Countries Fund, Inc., do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed December 24, 1997, and (ii) the text of such amendment was filed electronically.

         IN WITNESS WHEREOF, I have signed this Certificate on this 30th day of December, 1997.

                                      WARBURG, PINCUS MANAGED EAFE(R)
                                      COUNTRIES FUND, INC.


                                      By:/s/ Janna Manes
                                             Janna Manes
                                             Assistant Secretary